Commodity forward contracts – Barter transactions	12 Months Ended
Jun. 30, 2025
Commodity forward contracts – Barter transactions
Commodity forward contracts – Barter transactions

11. Commodity forward contracts – Barter transactions

For certain contracts with customers, the Group carries out term sales of agricultural inputs (e.g., fertilizers, crop chemicals, seeds) in exchange for future delivery of grains, mainly soybeans and corn, at the time of their harvest (“Barter transactions").

A contract (grain purchase agreement) is signed between the Group and the customer, pursuant to which Lavoro and the customer agree on an amount of commodity, to be delivered at harvesting, which is equivalent to the total sales price based on the future commodity price on the date in which the contract with the customer is entered into. The customers’ main obligation under this contract is to deliver the agreed upon volume of commodities as payment at a future date.

Contemporaneously, the Group enters into a future grain sale agreement with a commodity trading company, pursuant to which the Group is committed to deliver the commodity to be received by the customer under the inputs sales transaction. The Group strategy is to sign this agreement for the same quantity and the same terms of the contract between the Group and its customer. While this physical sale of the grains is not concluded with trading companies, the Group may enter into a derivative contract on commodity and futures exchanges such as CBOT, ICE, or B3, in an equivalent term associated with the physical grain purchases. This aims to mitigate exposure to price fluctuations. Consequently, the Group maintains these derivative contracts to naturally hedge against market volatility. As soon as the physical sale of the grains is concluded, the derivative contracts are promptly liquidated to realize the hedging gains or losses.

In the event the customer fails to deliver the committed commodity amount upon harvesting, for example due to a significant increase in the commodity price the Group is required to:

•      purchase the commodity in the spot market and deliver it to the commodity trading company; or

•      pay compensation to the commodity trading company in an amount equal to the difference between the commodity price between the time of delivery and the time of closing of the agreement (“washout risk”).

The Group is entitled to charge its customers for any losses arising from the settlement of its obligations above with the commodity trading companies.

Even though these agreements are settled physically (grains purchase and sale), under IFRS 9, the Group designates, at initial recognition, such forward contracts as measured at fair value through profit and losses (FVTPL).

The fair value of the commodity forward contracts, entered into with the customer and the commodity trading company is estimated based on information available in the market and specific valuation methodologies, and discounted to present value, considering the contractual terms and the current market prices for such commodities. Such contracts are disclosed on a gross basis in the statements of financial position. When the Group settles the grain purchase and sale agreements the respective cost and revenue is recognized at the amount of the cash paid plus the fair value of the commodity forward contracts on the settlement date.

Critical accounting estimates and judgments

Fair value of commodity forward contracts is estimated on a regional basis, and they are based on the commodity prices available at exchange future markets, over the counter premium data quoted by market players and the expected freight costs estimated by the Group considering historical inland freight data.

As of June 30, 2025, fair value of commodity forward contracts is as follows:

	2025	2024

Fair value of commodity forward contracts:
Assets
Purchase contracts	31,223	132,362
Sale contracts	511	8,298

Current	31,734	137,660
Non-current	—	3,000

Liabilities
Purchase contracts	(2,469)	(10,549)
Sale contracts	(30,695)	(55,408)

Current	(33,164)	(65,641)
Non-current	—	(316)

The changes in fair value recognized in the statements of profit or loss are in note 31.

The main assumptions used in the fair value calculation are as follows:

	Outstanding Volume (tons)	Average of contract prices R$/Bag	Average Market Prices (Corn R$/bag (ii); Soybean US$/bu(i))	Soybean market premium (US$/bu)	Freight (R$/ton)
Purchase Contracts
Soybean
As of June 30, 2024	365,894	112.97	11.27	0.58	378.64
As of June 30, 2025	41,576	116.06	10.66	0.44	398.17
Corn
As of June 30, 2024	211,895	45.19	65.08	N/A	257.28
As of June 30, 2025	42,862	44.38	61.99	3.92	169.22

Selling Contracts
Soybean
As of June 30, 2024	141,069	112.71	11.30	0.55	410.70
As of June 30, 2025	13,096	118.74	10.63	0.67	331.05
Corn
As of June 30, 2024	176,978	38.27	59.58	0.90	257.29
As of June 30, 2025	42,495	45.92	61.96	3.83	175.17

(i)        Market price published by Chicago Board of Trade which is a futures and options exchange in United States.

(ii)      Market price published by B3 – Brasil, Bolsa, Balcão which is a futures, options and stock exchange in Brazil.